Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary compensation table total for PEO(1) ($)	Compensation actually paid to PEO (1)(2) ($)	Average summary compensation table total for non-PEO named executive officers(1) ($)	Average compensation actually paid to non-PEO named executive officers (1)(3) ($)	Value of initial fixed $100 investment based on:		Net loss ($)	Unit Cash COGS(5) ($)
					Total shareholder return (4) ($)	Peer group total shareholder return (4) ($)

2022	1,014,785	(1,991,817,641)	3,796,416	(51,055,180)	18.30	65.34	(6,752,000,000)	166,543
2021	422,140,679	2,339,784,810	18,107,278	44,605,170	102.94	94.48	(4,688,000,000)	296,077

Company Selected Measure Name	(5)Unit Cash COGS
Named Executive Officers, Footnote [Text Block]	The NEOs included in the table above were:

Year	Principal Executive Officer (PEO)	Non-PEO NEOs

2022	Robert J. Scaringe	Claire McDonough and Jiten Behl
2021	Robert J. Scaringe	Claire McDonough, Jiten Behl and Ryan Green
	Ryan Green was our former Chief Financial Officer until January 2021 and our former Senior Vice President and Corporate Controller until May 2021.
Peer Group Issuers, Footnote [Text Block]	Total shareholder return is cumulative for the measurement periods beginning at market close on November 10, 2021, which is the first day our Class A common stock began trading. The peer group for purposes of this table is the NASDAQ OMX Global Automotive index as presented in Item 5 in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022.
PEO Total Compensation Amount	$ 1,014,785	$ 422,140,679
PEO Actually Paid Compensation Amount	$ (1,991,817,641)	2,339,784,810
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts are computed in accordance with ASC Topic 718. The assumptions used in calculating the fair value are set forth in Note 10 to the audited consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022. To calculate Compensation Actually Paid for the PEO, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown:

PEO	2022	2021
Summary Compensation Table Total for PEO	1,014,785	422,140,679
Less, value of equity awards reported in the Summary Compensation Table	(2,267)	(421,364,482)
Plus, year-end fair value of equity awards granted during applicable year that are unvested	—	1,883,836,185
Change, in fair value of equity awards granted in prior years that are unvested	(1,723,047,376)	407,989,700
Change, in fair value of equity awards granted in prior years that vested in the year	(269,782,783)	47,182,728
Compensation Actually Paid for PEO	(1,991,817,641)	2,339,784,810

Non-PEO NEO Average Total Compensation Amount	$ 3,796,416	18,107,278
Non-PEO NEO Average Compensation Actually Paid Amount	$ (51,055,180)	44,605,170
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts are computed in accordance with ASC Topic 718. The assumptions used in calculating the fair value are set forth in Note 10 to the audited consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022. To calculate average Compensation Actually Paid for the non-PEO NEOs, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown:

Non-PEO NEOs	2022	2021
Summary Compensation Table Average for Non-PEO NEOs	3,796,416	18,107,278
Less, value of equity awards reported in the Summary Compensation Table	(3,215,217)	(17,710,842)
Plus, year-end fair value of equity awards granted during applicable year that are unvested	1,302,361	27,672,382
Change, in fair value of equity awards granted in prior years that are unvested	(34,773,808)	14,855,104
Plus, fair value as of vesting date of equity awards granted and vested in the year	87,734	—
Change, in fair value of equity awards granted in prior years that vested in the year	(18,252,666)	1,903,203
Less, fair value of equity awards that failed to meet vesting conditions in the year	—	(221,955)
Compensation Actually Paid for Non-PEO NEOs	(51,055,180)	44,605,170

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid Versus Company and Peer Group Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid Versus Net Loss
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid Versus Unit Cash COGS (R1 and EDV Combined)
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid Versus Company and Peer Group Total Shareholder Return
Tabular List [Table Text Block]

Performance Measures
Vehicle Production
Unit Cash COGS (R1 and EDV Combined)
Cash Opex
Product Development

Total Shareholder Return Amount	$ 18.30	102.94
Peer Group Total Shareholder Return Amount	65.34	94.48
Net Income (Loss)	$ (6,752,000,000)	$ (4,688,000,000)
Company Selected Measure Amount	166,543	296,077
PEO Name	Robert J. Scaringe	Robert J. Scaringe
Additional 402(v) Disclosure [Text Block]	Unit Cash COGS is a non-GAAP financial measure and is defined generally as cost of goods sold less depreciation, stock based compensation, and loss reserve, divided by the total number of units delivered. We measure Unit Cash COGS for the fourth quarter. The following table sets forth an unranked list of the most important measures used by the Company to link Compensation Actually Paid to our NEOs for 2022 to Company performance. For further information regarding these measures, please see “Compensation Discussion and Analysis” beginning on page 22.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Vehicle Production
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Unit Cash COGS (R1 and EDV Combined)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cash Opex
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Product Development
PEO [Member] | Equity Award Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,267)	$ (421,364,482)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,883,836,185
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,723,047,376)	407,989,700
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(269,782,783)	47,182,728
Non-PEO NEO [Member] | Equity Award Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,215,217)	(17,710,842)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,302,361	27,672,382
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(34,773,808)	14,855,104
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,252,666)	1,903,203
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	87,734	0
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (221,955)